Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (36,334)	$ (37,321)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	3,043	2,764
Gain from sale and sale of property and equipment, net	(16)
Unrealized losses (gains) on restricted marketable securities	(1,525)	570
Share-based compensation	3,324	824
Earn-out liability Revaluation	(38)	953
Non-cash financial expenses	18,075	20,126
Changes in operating assets and liabilities:
Trade receivables	(1,248)	(406)
Other current assets	(103)	(765)
Institutions	(1,408)	(440)
Inventories	(1,872)	(1,054)
Operating lease assets	1,115	981
Other non-current assets	41	(37)
Trade payables	3,756	1,140
Accrued expenses	11	1,330
Payment of Earn-out	(2,210)
Other current liabilities	(317)	(109)
Other long-term liabilities	(207)	131
Employee related obligations	1,326	2,627
Employee rights upon retirement	63
Deferred revenues	(101)	(1,033)
Operating lease liabilities	(1,038)	(1,012)
Net cash used in operating activities	(15,663)	(10,731)
CASH FLOWS FROM INVESTMENT ACTIVITIES:
Purchases of property and equipment	(4,342)	(2,797)
Proceeds from sale of property and equipment	124
Advance on purchase of IP		(2,500)
Net cash used in investing activities	(4,218)	(5,297)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from initial public offering	75,000
Underwriters’ IPO costs	(6,750)
IPO other costs	(1,730)
Proceeds from loans and issuance of warrants		114
Payments in respect of bank borrowings	(1,168)	(598)
Proceeds from exercise of options into ordinary shares	12	1
Financial lease payments	(130)	(155)
Payments to short-term loan relating to factoring arrangements, net	(1,059)	(861)
Proceeds from (payment to) of redeemable convertible preferred shares		1,316
Settlement of Phantom warrants	(1,500)
Proceeds from issuance of convertible loans	11,750	13,646
Proceeds from long-term debt measured under the fair value option, net	29,149
Repayment of long-term debt measured under the fair value option	(24,600)
Net cash provided by financing activities	78,974	13,463
INCREASE (DECREASE) IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	59,093	(2,565)
TRANSLATION ADJUSTMENT ON CASH AND CASH EQUIVALENTS AND RESTRICTED CASH	(13)	42
BALANCE OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF YEAR	4,705	4,696
BALANCE OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT END OF YEAR	63,785	2,173
RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH REPORTED IN THE CONSOLIDATED BALANCE SHEETS:
Cash and cash equivalents	63,700	2,048
Restricted cash	85	125
TOTAL CASH, CASH EQUIVALENTS AND RESTRICTED CASH SHOWN IN STATEMENT OF CASH FLOWS	63,785	2,173
SUPPLEMENTARY INFORMATION ON INVESTING AND FINANCING ACTIVITIES NOT INVOLVING CASH FLOWS:
Purchases of property and equipment		81
Right-of-use assets obtained in exchange for lease obligations: Operating leases	101	131
Conversion of preferred share to Ordinary shares	70,537	25,769
Conversion of CLAs to Ordinary shares	69,570
Exercise of warrants	443
Reclass of warrants to Additional paid in capital	28,225
IPO costs	185
Sale of property and equipment	67
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Interest paid	1,679	2,239
Income taxes paid	$ 16	$ 381